Notes Related to the Consolidated Statements of Financial Position - Summary of Financial Instruments Recognized in the Consolidated Statement of Financial Position and Effect on Net Income (Loss) (Detail) - EUR (€)
€ in Thousands
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [line items]
Other current assets	€ 5,791	€ 4,524	€ 5,705
Cash and cash equivalents	185,525	37,646	45,634	€ 36,988
Financial liabilities - Non-current portion	2,019	2,816	151
Financial liabilities - current portion	824	50	557
Trade payables and related accounts	8,076	4,832	3,672
Total financial liabilities	2,843	2,865	707
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities - Non-current portion	2,019	2,816	151
Financial liabilities - current portion	824	50	557
Trade payables and related accounts	8,076	4,832	3,672
Total financial liabilities	10,919	7,697	4,380
Financial liabilities at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities - Non-current portion	2,019	2,816	151
Financial liabilities - current portion	824	50	557
Trade payables and related accounts	8,076	4,832	3,672
Total financial liabilities	10,919	7,697	4,380
Financial liabilities at carrying value [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities - Non-current portion	2,019	2,816	151
Financial liabilities - current portion	824	50	557
Trade payables and related accounts	8,076	4,832	3,672
Total financial liabilities	10,919	7,697	4,380
Financial assets at carrying value [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	234	132	97
Trade and other receivables	76	218	424
Other current assets	5,790	4,524	5,705
Cash and cash equivalents	185,525	37,646	45,634
Total financial assets	191,626	42,520	51,860
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	185,525	37,646	45,634
Total financial assets	185,525	37,646	45,634
Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	234	132	97
Trade and other receivables	76	218	424
Other current assets	5,790	4,524	5,705
Total financial assets	6,100	4,874	6,226
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	234	132	97
Trade and other receivables	76	218	424
Other current assets	5,790	4,524	5,705
Cash and cash equivalents	185,525	37,646	45,634
Total financial assets	€ 191,626	€ 42,520	€ 51,860